INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software, patents trademarks and proprietary technology (3)	Loyalty program	Brand (3)	Other	Value of insurance contracts acquired	Total assets
Gross carrying amount:
Balance at January 1, 2018	$2,153	$730	$172	$163	$—	$142	$—	$3,360
Additions	104	2	19	—	—	28	—	153
Acquisitions through business combinations (1)	(31)	489	2,025	—	414	14	—	2,911
Dispositions	(1)	—	(7)	—	—	—	—	(8)
Foreign currency translation	(313)	(49)	(26)	(13)	(3)	(11)	—	(415)
Balances at December 31, 2018	$1,912	$1,172	$2,183	$150	$411	$173	$—	$6,001
Additions	158	7	20	—	1	45	—	231
Acquisitions through business combinations (1)	—	4,960	1,367	—	—	265	224	6,816
Dispositions	—	—	(32)	—	—	—	—	(32)
Assets reclassified as held for sale (2)	(27)	(365)	(34)	—	—	(10)	—	(436)
Foreign currency translation	(75)	(14)	7	8	(3)	(2)	3	(76)
Balance at December 31, 2019	$1,968	$5,760	$3,511	$158	$409	$471	$227	$12,504
Accumulated amortization and impairment
Balance at January 1, 2018	$(57)	$(141)	$(46)	$(5)	$—	$(17)	$—	$(266)
Amortization expense	(69)	(80)	(75)	(11)	(10)	(4)	—	(249)
Dispositions	1	—	2	—	1	—	—	4
Foreign currency translation	6	18	8	1	—	—	—	33
Balance at December 31, 2018	$(119)	$(203)	$(111)	$(15)	$(9)	$(21)	$—	$(478)
Amortization expense	(62)	(288)	(196)	(10)	(3)	(22)	(1)	(582)
Dispositions	(1)	—	23	—	—	—	—	22
Assets reclassified as held for sale (2)	6	78	10	—	—	3	—	97
Foreign currency translation	5	(1)	(8)	(1)	—	1	—	(4)
Balance at December 31, 2019	$(171)	$(414)	$(282)	$(26)	$(12)	$(39)	$(1)	$(945)
Net book value
December 31, 2018	$1,793	$969	$2,072	$135	$402	$152	$—	$5,523
December 31, 2019	$1,797	$5,346	$3,229	$132	$397	$432	$226	$11,559
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(1)	See Note 3 for additional information.

(2)	Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.

(3)	Includes indefinite life intangible assets with a carrying value of $799 million (2018: $297 million) in our infrastructure services and industrials segments.
The terms and conditions of the water and sewage concession agreements, including fees that can be charged to the users and the duties to be performed by the operator, are regulated by various grantors, the majority of which are municipal governments across Brazil. The concession agreements provide the operator the right to charge fees to users using the services of the operator over the term of the concessions in exchange for water treatment services, ongoing and regular maintenance work on water distributions assets, and improvements to the water treatment and distribution system. Fees are revised annually for inflation in Brazil. The concession arrangements have expiration dates that range from 2037 to 2055 at which point the underlying concessions assets will be returned to the various grantors.
The proprietary technology acquired as part of the acquisition of Westinghouse pertains to developed technology that has the potential to provide competitive advantages and product differentiation. Westinghouse's developed technology is valued using an excess earnings method and a relief-from-royalty method to determine the after-tax cash flows associated to the portfolio of products and processes provided by Westinghouse. The technology includes fuel products, components and services, plant designs, as well as engineering and other services to the owners and operators of power plants. These services consist of production and services, field services, reactor services, pump and motor services and engineering services. The proprietary technology acquired is assessed to have a useful life of 15 years.
Customer relationships acquired as part of the acquisition of Westinghouse pertain to strong and continuing relationships with many of the company's customers within the power generation industry. Due to relatively high barriers to entry, regulatory requirements and the time required to recreate relationship due to the bidding and proposal process within the power generation industry, existing customer relationships Westinghouse has is expected to provide a future source of cash flows. Westinghouse's customer relationships is valued using the cost replacement approach to estimate the cost to recreate the existing customer base. The customer relationships acquired is assessed to have a useful life of up to 25 years.
Customer relationships acquired as part of the acquisition of Clarios relate to strong and continuing relationships with many of the company's original equipment manufacturer and aftermarket customers within the automotive batteries industry. These customer relationships are valued using the income approach by discounting the free cash flows expected to be generated. The customer relationships acquired are assessed to have a useful life of up to 16 years.
Proprietary technology acquired due to the acquisition of Clarios is valued using the income approach and has a weighted average useful life of 14 years.
Trademarks acquired due to the acquisition of Clarios pertain to endorsed brands that are highly regarded and recognized in the marketplace. These trademarks are valued using the income approach and have an indefinite useful life.
The value of insurance contracts acquired from Genworth represents the difference between the fair value of the contractual insurance rights acquired and insurance obligations assumed and the insurance liability measured in accordance with the partnership’s accounting policy for insurance contracts. The subsequent measurement of this asset is consistent with the measurement of the related insurance liability. The value of insurance contracts acquired is assessed to have a useful life up to 15 years.